Restatement of Previously Issued Consolidated Financial Statements - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Short-Term Investments	$ 9,613,328	$ 9,894,575	$ 6,653,668	$ 1,806,449
Long-term investments	$ 491,349	879,842	1,426,079	655,835
Withholding tax rate after treaty benefits	5.00%
Accounts receivables, net	$ 306,567	424,945	486,594	942,735
Sales	361,374	470,170	1,473,427	19,365,354
Sales return accrued liabilities	35,094	66,876	19,975	34,163
Withholding tax	9,406	742	254,282	9,800
Accrued Liabilities	156,595	185,368	240,090	496,960
Cost of sales	140,688	146,853	658,192	988,920
Property, plant and equipment	$ 880,968	$ 951,978	989,729	855,035
Goodwill Impairment Loss Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag		true
Withholding tax rate	10.00%
Deferred tax liabilities	$ 410,049	$ 453,919	462,099	540,733
Other Income	527,636	558,776	296,622	(153,021)
Interest income	29,073	87,122	157,381	102,568
Other comprehensive income (loss)	(234,476)	(268,931)	(875,456)	192,272
Selling, General and Administrative Expense	420,922	598,250	836,138	602,148
Research and Development Expense	$ 270,661	350,187	478,690	152,697
Common Stock, Shares	71,860,702
Dividend payable	$ 212,960	0	118,889	0
Cash and Cash Equivalent	335,273	1,123,956	3,878,677	11,608,855
Foreign exchange gains or losses	61,377	75,751	232,888	(67,115)
Inventories	96,920	135,609	175,287	391,072
Additional paid-in capital	550,168	550,168	549,492	544,601
Prepayments for acquisition of equipment	1,340	4,173	122,609	124,313
Current Assets	$ 10,644,515	11,597,299	11,304,685	14,937,755
Revision of Prior Period, Error Correction, Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Held-to-maturity debt investments		147,889	376,965
Available-for-sale and held-to-maturity debt securities		7,467,744	6,846,588	79,343
Short-Term Investments		55,362	757,866
Long-term investments		50,291	773,918
Withholding tax rate after treaty benefits	5.00%
Interest receivable		1,043	18,161
Accounts receivables, net		14,031	32,363	9,667
Sales		21,901	19,334	9,550
Sales return accrued liabilities		4,203	2,464
Inventory Provision		356	33	18,373
Cost of sales		1,123	16,999	18,176
Property, plant and equipment		32,909
Impairment expense		$ 32,997
Withholding tax rate	10.00%	10.00%
Dividend income		$ 178,520	161,369	137,993
Deferred tax liabilities		187,072	205,349	216,729
Other Income		51,239	38,637
Interest income		2,008	33,437
Other comprehensive income (loss)		$ 57,269	7,301
Preferred Stock Shares		14,630,813
Common Stock, Shares		27,777,341
Dividend payable		$ 29,089	23,104	17,125
Cash and Cash Equivalent		1,714	22,482
Foreign exchange gains or losses		15,887	43,047	64,046
Inventories		4,528	4,851	1,584
Income tax receivables and payables		10,703	11,467	27,512
Unutilized manufacturing costs		98,855
Additional paid-in capital		3,193	3,193	3,193
Industry security deposits		9,014	9,279
Construction in Progress				48,263
Prepayments for acquisition of equipment				60,776
Prepaid expenses				12,513
Revision of Prior Period, Error Correction, Adjustment | Misstatement of Accrued Liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Withholding tax		14,201	7,043	973
Liabilities for compensation		11,547	25,387	22,456
Accrued Liabilities		3,567	10,263	14,413
Cost of sales		37,367	38,832	65,321
Selling, General and Administrative Expense		44,398	8,814	52,724
Research and Development Expense		$ 610	$ 33,148	$ 1,641